Borrowings - Maturities of borrowings (Details) ¥ in Thousands	Dec. 31, 2024 JPY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
2025	¥ 620,813
2026	94,587
2027	394,627
2028	94,664
2029	93,020
2030 and thereafter	87,301
Total	¥ 1,385,012